Prepayments, Deposits and Other Receivables, Net	12 Months Ended
Mar. 31, 2026
Prepayments, Deposits and Other Receivables, Net [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES, NET

NOTE 6 — PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES, NET

Prepayments, deposits and other receivables, net consist of the following:

	March 31, 2026	March 31, 2025
Prepayments of service fee	$136,822	$144,315
Prepaid research and development consulting fee	12,170,032	6,500,624
Prepayments of goods	2,856,550	1,664,247
Amount due from employees	106,169	950,459
Deposits	119,548	93,673
Third party receivables	3,331,487	—
Other receivables	630,014	146,579
Less: allowance for impairment of prepayments	(54,702)	—
Less: allowance for expected credit loss	(722,428)	(142,722)
Prepayments, deposits and other current receivables, net	18,573,492	9,357,175
Less: amounts classified as non-current assets	(10,443,032)	(6,035,922)
Amounts classified as current assets	$8,130,460	$3,321,253

The movement of allowance for expected credit loss is as follow:

	March 31, 2026	March 31, 2025
Balance at beginning of the year	$142,722	$91,707
Provision	555,853	51,763
Exchange adjustment	23,853	(748)
Ending balance	$722,428	$142,722

As of and through July 31, 2026, the Company had received approximately $1.1 million in settlement of third-party receivables.